Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets classified as Level 3 based on quoted price	€ 9,800	€ 10,100
Percentage on financial asset based on unadjusted quoted price	90.40%	86.20%
Amount of risk neutral designed financial assets	€ 100	€ 100
Remaining financial assets classified as level 3 using valuation techniques	900	1,500
Financial liabilities measured at fair value	103,313	80,532
Financial Liabilities classified as Level 3 based on unadjusted quoted price	900	600
Financial Liabilities designed to be fully neutral in terms of market risk	100	100
– Trading securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period		200
Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period		300
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		400
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value of swap	€ 10,854	€ 11,742	€ 11,005
Percentage on financial asset based on unadjusted quoted price	79.00%	72.70%
Financial liabilities measured at fair value	€ 1,076	€ 802
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 100